Other current liabilities	12 Months Ended
Dec. 31, 2021
Other current liabilities.
Other current liabilities

21.Other current liabilities

	As of December	As of December
	31, 2021	31, 2020
Salaries and wages	$6,306	$4,342
Advance invoiced customers	5,447	7,367
Royalties	1,233	1,767
Other current liabilities	6,663	5,681
Total	$19,649	$19,157

Advance invoiced customers represent a contract liability. Beginning January 1, 2020, the Company had a liability balance of $1,068 for advance invoiced customers. During fiscal year 2020, the Company recognized $592 thousand of the advances from invoiced customers as revenue. Beginning January 1, 2021, the Company had a liability balance of $7,367 for advance invoiced customers. During fiscal year 2021, the Company recognized $7,092 of the advances from customers as revenue.

Other current liabilities include a contract liability related to advance payments from customers. On January 1, 2020 the Company did not have a contract liability for advance payments from customers. As of December 31, 2020, the advance payments from customers is $178 thousand. As per December 31, 2021 the advanced payments from customers is $258 thousand.